GOODWILL AND INTANGIBLE ASSETS (Details - Future expected amortization of patent) - DPTI [Member]	Dec. 31, 2025 USD ($)
Goodwill [Line Items]
2026	$ 51,028
2027	51,028
Thereafter	36,794
Total patents	$ 138,850